BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of borrowings [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Current	$1,315	$—
Non-current	3,158	3,556
Total	$4,473	$3,556